Schedule of Royalties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Schedule Of Royalties
Balance at September 30, 2020
Additions		25,445,415
Acquisition from Ely (Note 3)		231,172,628
Depletion		(163,817)
Functional currency translation		379,230
Balance at September 30, 2021		$ 256,833,456